Off-balance sheet accounts - Disclosure of off balance sheet accounts (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Indirect loans	S/ 4,611,931	S/ 4,101,977
Notional amount asset	10,800,156	15,473,189
Derivative liabilities notional amount	2,140,011	2,256,834
Off balance sheet total	12,940,167	17,730,023
Notional amount of assets and liabilities off balance sheet total one	27,505,656	32,793,494
Forward Currency Agreements Purchase [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset	2,317,124	2,993,652
Forward Currency Agreements Sale [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset	947,251	5,770,518
Foreign Currency Delivery And Receipt In Soles [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset	1,128,299	794,623
Soles Delivery And Receipt In Foreign Currency [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset	1,392,459	933,299
Forward Foreign Currency Agreements In Other Currencies [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset	396,663	525,744
Consumer Credit Lines And Consumer Loans [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Contractual capital commitments	8,843,150	9,673,520
Commercial Credit Lines And Commercial Loans [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Contractual capital commitments	1,110,408	1,287,974
Guarantees and stand-by letters [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Indirect loans	4,445,059	3,857,831
Import And Export Letter Of Credit [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Indirect loans	166,872	244,146
Foreign Currency Options [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset	22,700	22,154
Interest Rate Swaps [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset	4,382,535	4,238,143
Derivative liabilities notional amount		298,260
Cross Currency Swaps [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset	213,125	195,056
Derivative liabilities notional amount	S/ 2,140,011	S/ 1,958,574